DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

14. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company uses derivative instruments to manage commodity price risk and does not engage in speculative activities. The Company enters into derivatives solely for the purpose of economically hedging its exposure against adverse fluctuations of commodity prices. Generally, derivative instruments are recorded at fair value in other current assets or current liabilities in the Company’s unaudited interim condensed consolidated balance sheets.

The Company’s current assets and liabilities that were accounted for at fair value:

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Current Asset
Unrealized gain on commodity future contract	–	230

Current Liabilities
Unrealized loss on commodity future contract	14	–

The Company estimates fair values based on exchange quoted prices from broker market transactions. In such cases, these derivative contracts are classified within Level 2.

The Effect of Derivative Instruments on the Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income

The table below summarizes the net effect of derivative instruments on the unaudited interim condensed consolidated statements of operations and comprehensive income for the six-month periods ended June 30, 2024 and 2025.

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Income statement classification
Cost of revenues	(107)	352